Document and Entity Information	Dec. 14, 2020
Cover [Abstract]
Entity Registrant Name	PIXELWORKS, INC
Amendment Flag	false
Entity Central Index Key	0001040161
Document Type	8-K
Document Period End Date	Dec. 14, 2020
Entity Incorporation State Country Code	OR
Entity File Number	000-30269
Entity Tax Identification Number	91-1761992
Entity Address, Address Line One	226 Airport Parkway
Entity Address, Address Line Two	Suite 595
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	200-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PXLW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false